Condensed Consolidated Financial Information (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Condensed Statements of Cash Flows
CASH FLOWS FROM OPERATING ACTIVITIES	$ 360,625	$ 408,598	$ 433,352
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for business acquisitions, net of cash acquired	(53,099)	(42,005)	(12,571)
Cash acquired from consolidation of joint venture	18,955
Proceeds from disposal of businesses and property	3,646	2,724	2,647
Net investment in unconsolidated joint ventures	(52,173)	(23,822)	(2,846)
Sales (purchases) of investments	2,727	(24,270)	1,871
Payments for capital expenditures	(62,852)	(52,117)	(62,874)
Net cash provided by (used in) investing activities	(142,796)	(139,490)	(73,773)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings under credit agreements	1,810,318	2,280,080	1,454,861
Repayments of borrowings under credit agreements	(1,998,882)	(2,156,399)	(1,550,996)
Cash paid for debt and equity issuance costs	(8,067)	(1,616)
Proceeds from issuance of common stock	13,886	14,029	13,760
Proceeds from exercise of stock options	13,417	14,365	4,541
Payments to repurchase common stock	(34,924)	(388,101)	(159,751)
Excess tax benefit from share-based payment	748	1,754	1,254
Net distributions to noncontrolling interests	(30,253)	(18,485)	(1,283)
Net cash provided by (used in) financing activities	(233,757)	(254,373)	(237,614)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(10,561)	(7,834)	14,871
NET INCREASE(DECREASE) IN CASH AND CASH EQUIVALENTS	(26,489)	6,901	136,836
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	600,677	593,776	456,940
CASH AND CASH EQUIVALENTS AT END OF PERIOD	574,188	600,677	593,776
Eliminations
CASH FLOWS FROM INVESTING ACTIVITIES:
Receipts from intercompany notes receivable	(146,700)	(116,200)	(137,200)
Other intercompany investing activites	(172,400)	(169,600)	(204,600)
Net cash provided by (used in) investing activities	(319,100)	(285,800)	(341,800)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany notes repayments	146,700	116,200	137,200
Other intercompany financing activities	172,400	169,600	204,600
Net cash provided by (used in) financing activities	319,100	285,800	341,800
Parent
Condensed Statements of Cash Flows
CASH FLOWS FROM OPERATING ACTIVITIES	(33,300)	(25,800)	(82,300)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales (purchases) of investments			2,000
Payments for capital expenditures	(14,300)	(9,800)	(11,700)
Receipts from intercompany notes receivable	146,700	116,200	137,200
Other intercompany investing activites	116,700	120,900	210,300
Net cash provided by (used in) investing activities	249,100	227,300	337,800
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings under credit agreements	1,769,300	2,234,500	1,435,200
Repayments of borrowings under credit agreements	(1,918,600)	(2,145,700)	(1,513,600)
Net change in overdrafts	(22,500)	29,400	(5,200)
Cash paid for debt and equity issuance costs	(8,100)	(1,600)
Proceeds from issuance of common stock	13,900	14,000	13,800
Proceeds from exercise of stock options	13,400	14,400	4,500
Payments to repurchase common stock	(34,900)	(388,100)	(159,800)
Excess tax benefit from share-based payment	700	1,700	1,300
Net cash provided by (used in) financing activities	(186,800)	(241,400)	(223,800)
NET INCREASE(DECREASE) IN CASH AND CASH EQUIVALENTS	29,000	(39,900)	31,700
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,400	44,300	12,600
CASH AND CASH EQUIVALENTS AT END OF PERIOD	33,400	4,400	44,300
Guarantor Subsidiaries
Condensed Statements of Cash Flows
CASH FLOWS FROM OPERATING ACTIVITIES	206,500	134,000	246,300
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for business acquisitions, net of cash acquired	(55,000)
Proceeds from disposal of businesses and property			2,600
Net investment in unconsolidated joint ventures	9,400	2,600	(700)
Payments for capital expenditures	(17,800)	(17,500)	(20,300)
Other intercompany investing activites	55,700	48,700	(5,700)
Net cash provided by (used in) investing activities	(7,700)	33,800	(24,100)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings under credit agreements		15,800	2,500
Repayments of borrowings under credit agreements	(15,800)	(2,500)	(11,700)
Net change in overdrafts	800	(500)	(200)
Other intercompany financing activities	(178,200)	(147,800)	(210,300)
Net cash provided by (used in) financing activities	(193,200)	(135,000)	(219,700)
NET INCREASE(DECREASE) IN CASH AND CASH EQUIVALENTS	5,600	32,800	2,500
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	80,200	47,400	44,900
CASH AND CASH EQUIVALENTS AT END OF PERIOD	85,800	80,200	47,400
Non-Guarantor Subsidiaries
Condensed Statements of Cash Flows
CASH FLOWS FROM OPERATING ACTIVITIES	187,400	300,400	269,400
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for business acquisitions, net of cash acquired	1,900	(42,000)	(12,600)
Cash acquired from consolidation of joint venture	19,000
Proceeds from disposal of businesses and property	3,600	2,700
Net investment in unconsolidated joint ventures	(61,600)	(26,400)	(2,100)
Sales (purchases) of investments	2,700	(24,300)	(100)
Payments for capital expenditures	(30,700)	(24,800)	(30,900)
Net cash provided by (used in) investing activities	(65,100)	(114,800)	(45,700)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings under credit agreements	39,900	400	8,700
Repayments of borrowings under credit agreements	(42,000)	(7,100)	(12,000)
Net change in overdrafts	300	(600)	200
Net distributions to noncontrolling interests	(30,200)	(18,500)	(1,300)
Intercompany notes repayments	(146,700)	(116,200)	(137,200)
Other intercompany financing activities	5,800	(21,800)	5,700
Net cash provided by (used in) financing activities	(172,900)	(163,800)	(135,900)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(10,500)	(7,800)	14,900
NET INCREASE(DECREASE) IN CASH AND CASH EQUIVALENTS	(61,100)	14,000	102,700
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	516,100	502,100	399,400
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 455,000	$ 516,100	$ 502,100